Basis of Presentation and Summary of Significant Accounting Policies, Research and Development (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 28, 2024	Sep. 30, 2023
Research and Development [Abstract]
Research and development expenditures	$ 59	$ 67